RECEIVABLES AND OTHER	9 Months Ended
Sep. 30, 2024
RECEIVABLES AND OTHER
RECEIVABLES AND OTHER	5. RECEIVABLES AND OTHER

	September 30,	December 31,
	2024	2023
Prepaid expenses and deposits	$439,637	$156,234
Tax receivables	13,332	34,330
	$452,969	$190,564